Asset Retirement Obligations (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Asset Retirement Obligations
Schedule of reconciliation of asset retirement obligations

Asset retirement obligations—beginning of period	$10,552
Obligations incurred	44
Accretion expense	531

Asset retirement obligations—end of period	$11,127

	2011	2012
Asset retirement obligations—beginning of year	$5,374	6,715
Obligations incurred for wells drilled or on properties acquired	906	9,440
Obligations related to assets sold	—	(6,107)
Accretion expense	435	504

Asset retirement obligations—end of year	$6,715	10,552